Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 70.7%
FHLMC — 5.8%
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41- 9/1/41	$2,225,210	$1,964,320
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41- 4/1/51	1,168,963	968,478
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/43	668,917	623,515
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/49- 7/1/53	2,533,844	2,459,188
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/50	158,755	141,293
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/52	2,824,992	2,796,251
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.620%)	3.141%	11/1/47	290,784	294,167 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.621%)	3.108%	2/1/50	394,372	392,266 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	1,425,704	1,393,450 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33- 8/1/43	3,875,780	3,753,827
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	7,913,679	7,046,882
Total FHLMC				21,833,637
FNMA — 47.2%
Federal National Mortgage Association (FNMA)	7.500%	8/1/29- 4/1/32	59,949	60,385
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	1,206	1,207
Federal National Mortgage Association (FNMA)	2.500%	4/1/41- 9/1/61	2,497,273	2,123,596
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	6,301,682	5,226,413
Federal National Mortgage Association (FNMA)	4.000%	5/1/42- 5/1/43	3,445,836	3,307,107
Federal National Mortgage Association (FNMA)	2.000%	8/1/42- 3/1/51	20,572,274	17,513,233
Federal National Mortgage Association (FNMA)	3.000%	2/1/43- 4/1/43	3,189,159	2,869,809
Federal National Mortgage Association (FNMA)	5.000%	11/1/45	3,231,321	3,267,584
Federal National Mortgage Association (FNMA)	3.500%	12/1/46- 3/1/57	3,647,288	3,340,464
Federal National Mortgage Association (FNMA)	4.500%	6/1/48- 1/1/59	3,625,112	3,492,215
Federal National Mortgage Association (FNMA)	2.000%	4/1/55	19,300,000	15,341,379 (b)
Federal National Mortgage Association (FNMA)	2.500%	4/1/55	34,600,000	28,775,789 (b)
Federal National Mortgage Association (FNMA)	3.000%	4/1/55	23,600,000	20,456,421 (b)
Federal National Mortgage Association (FNMA)	3.500%	4/1/55	6,500,000	5,862,726 (b)
Federal National Mortgage Association (FNMA)	4.000%	4/1/55	400,000	372,747 (b)
Federal National Mortgage Association (FNMA)	4.500%	4/1/55	1,700,000	1,626,260 (b)
Federal National Mortgage Association (FNMA)	5.000%	4/1/55	9,300,000	9,115,922 (b)
Federal National Mortgage Association (FNMA)	5.500%	4/1/55	22,800,000	22,773,254 (b)
Federal National Mortgage Association (FNMA)	6.000%	4/1/55	20,400,000	20,722,284 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	6.500%	4/1/55	$9,300,000	$9,590,864 (b)
Total FNMA				175,839,659
GNMA — 17.7%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	3	3
Government National Mortgage Association (GNMA)	7.500%	4/15/29- 9/15/31	33,585	33,761
Government National Mortgage Association (GNMA)	5.000%	4/15/40- 5/15/40	308,666	312,642
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	497,592	450,669
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 6/15/50	1,811,475	1,699,753
Government National Mortgage Association (GNMA)	4.000%	3/15/50	51,311	48,503
Government National Mortgage Association (GNMA) II	4.000%	7/20/47- 8/20/50	4,234,365	3,974,133
Government National Mortgage Association (GNMA) II	3.500%	8/20/47- 2/20/50	3,660,672	3,387,384
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 7/20/50	744,162	711,366
Government National Mortgage Association (GNMA) II	5.500%	12/20/48- 5/20/49	753,311	768,140
Government National Mortgage Association (GNMA) II	5.000%	9/20/49- 1/20/53	994,483	990,310
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	6,273,604	5,516,866
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 5/20/51	551,732	466,272
Government National Mortgage Association (GNMA) II	2.000%	2/20/51- 4/20/51	1,232,560	986,174
Government National Mortgage Association (GNMA) II	2.000%	4/20/55	2,200,000	1,799,633 (b)
Government National Mortgage Association (GNMA) II	2.500%	4/20/55	4,700,000	4,009,459 (b)
Government National Mortgage Association (GNMA) II	3.000%	4/20/55	3,100,000	2,746,166 (b)
Government National Mortgage Association (GNMA) II	3.500%	4/20/55	1,000,000	915,083 (b)
Government National Mortgage Association (GNMA) II	4.500%	4/20/55	4,000,000	3,838,125 (b)
Government National Mortgage Association (GNMA) II	5.000%	4/20/55	7,600,000	7,476,107 (b)
Government National Mortgage Association (GNMA) II	5.500%	4/20/55	12,600,000	12,627,864 (b)
Government National Mortgage Association (GNMA) II	6.000%	4/20/55	10,100,000	10,251,978 (b)
Government National Mortgage Association (GNMA) II	6.500%	4/20/55	2,000,000	2,047,608 (b)
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.798%)	6.276%	6/20/60	803,313	813,647 (a)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.089%)	5.343%	8/20/58	1,291	1,297 (a)
Total GNMA				65,872,943

Total Mortgage-Backed Securities (Cost — $268,910,773)				263,546,239
Collateralized Mortgage Obligations(c) — 54.0%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.449%	9/15/34	2,500,000	2,400,434 (a)(d)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.514%)	4.834%	7/20/46	61,196	51,974 (a)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	5.309%	10/15/38	670,000	647,494 (a)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
BANK, 2021-BN32 XA, IO	0.765%	4/15/54	$6,044,744	$198,077 (a)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.078%	4/15/54	16,647,658	799,630 (a)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	7.959%	11/15/41	1,170,000	1,174,793 (a)(d)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. Term SOFR + 2.197%)	6.516%	7/15/35	2,250,000	2,243,790 (a)(d)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	11.253%	7/15/25	1,070,000	1,051,313 (a)(d)
BMP Trust, 2024-MF23 E (1 mo. Term SOFR + 3.389%)	7.708%	6/15/41	1,420,000	1,406,775 (a)(d)
BOCA Commercial Mortgage Trust, 2024-BOCA E (1 mo. Term SOFR + 4.437%)	8.756%	8/15/41	920,000	921,292 (a)(d)
BRAVO Residential Funding Trust, 2024-NQM5 A3	6.158%	6/25/64	853,849	856,078 (d)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	7.965%	4/15/34	1,500,000	1,444,288 (a)(d)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	1,020,000	1,012,623 (a)(d)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	8.010%	4/15/40	1,300,000	1,303,929 (a)(d)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.576%	10/15/36	1,070,000	1,047,903 (a)(d)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	7.209%	7/15/29	1,200,000	1,185,425 (a)(d)
BXHPP Trust, 2021-FILM C (1 mo. Term SOFR + 1.214%)	5.533%	8/15/36	2,540,000	2,345,156 (a)(d)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	1,140,000	1,159,587 (d)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	77,405,392	751,428 (a)(d)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	2,000,000	1,601,019 (d)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	104,060	109,132
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.362%	8/15/48	1,100,000	974,434 (a)
CSMC Trust, 2017-RPL3 B3	4.530%	8/1/57	1,218,894	1,187,807 (a)(d)
DK Note Backed Trust, 2024-SPT1 A	7.086%	4/28/66	599,930	626,472 (d)
Extended Stay America Trust, 2021-ESH F (1 mo. Term SOFR + 3.814%)	8.133%	7/15/38	1,299,226	1,300,906 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	2,400,000	94,671 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K110 X1, IO	1.655%	4/25/30	1,220,775	80,078 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K115 X1, IO	1.318%	6/25/30	1,284,188	72,646 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K116 X1, IO	1.417%	7/25/30	1,081,927	64,337 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K132 X1, IO	0.507%	8/25/31	11,378,239	305,708 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K141 X1, IO	0.305%	2/25/32	34,174,335	654,179 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K142 X1, IO	0.297%	3/25/32	17,064,938	315,024 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K143 X1, IO	0.343%	4/25/55	66,247,407	1,431,302 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K148 X1, IO	0.250%	7/25/32	25,456,126	461,680 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K155 X1, IO	0.265%	4/25/33	21,050,914	437,872 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K162 X1, IO	0.370%	12/25/33	25,684,784	758,730 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.769%	3/25/28	6,113,598	83,053 (a)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1510 X1, IO	0.481%	1/25/34	$39,729,543	$1,186,253 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.508%	5/25/35	4,318,215	474,864 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.471%	2/25/36	14,876,937	524,901 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KG06 X1, IO	0.532%	10/25/31	14,666,638	410,857 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	32,480	32,493
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 30 Day Average SOFR + 6.886%)	2.537%	12/15/37	189,380	20,424 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	114,693	1,635
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	1,112,214	90,192
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	2,266,051	349,913
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	702,585	41,137
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	1,163,760	88,393
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	772,042	35,600
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,496,021	2,862,516
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,038	2,123,445
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 30 Day Average SOFR + 6.086%)	1.737%	7/15/48	975,990	118,269 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	283,793	248,018
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	1.587%	5/15/49	1,316,652	135,497 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.596%	10/25/49	2,617,251	344,548 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,458,599	2,529,147
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	1.596%	3/25/50	1,357,004	161,921 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	953,733	220,673
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4981 YI, IO	4.500%	6/25/50	5,176,064	1,204,034
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	3,738,544	2,286,548
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	2,004,639	298,143
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	10,317,994	1,564,842
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	125,752	17,598
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5050 IE, IO, PAC	2.000%	12/25/50	4,638,858	595,030
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	1,931,859	278,023
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	995,029	168,547
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	4,198,182	582,310
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	4,888,354	502,769
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	16,053,365	2,668,029
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	7,041,369	854,424
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	2,151,072	276,195
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	7,192,903	1,032,789
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	6,769,457	977,005
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	901,734	136,038
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	4,847,873	695,702
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	$4,700,000	$3,174,454
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	3,038,479
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IP, IO	3.000%	1/25/52	3,055,314	620,187
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 NI, IO	3.000%	8/25/46	1,569,538	201,892
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	2,800,000	2,109,969
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	10,527,085	1,780,502
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.640%	12/25/54	432,246	431,673 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.640%	12/25/54	399,498	400,851 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	11.054%	11/25/49	1,240,000	1,374,773 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	11.340%	12/25/41	2,240,000	2,383,742 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA1 M2 (30 Day Average SOFR + 1.350%)	5.690%	1/25/45	920,000	911,519 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,388,702	633,317 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.433%	9/25/55	7,267,819	887,521 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	788,843	721,418 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	46,162,156	186,911 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.487%	9/15/43	921,589	93,058 (a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.267%	2/15/38	177,586	9,758 (a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 408 C37, IO	2.000%	3/25/52	3,619,400	485,337
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.111%	9/25/47	1,809,069	1,339,028 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	16.204%	5/25/43	2,046,621	2,463,634 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.804%	1/25/48	2,810,000	3,336,817 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.954%	9/25/49	860,000	981,251 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	10.340%	10/25/41	1,190,000	1,240,569 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.340%	1/25/44	1,000,000	1,044,031 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	6.286%	2/25/45	600,000	600,451 (a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	0.799%	6/25/29	11,092,444	349,392 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.767%	1/25/29	5,959,705	283,199 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.460%	4/25/32	40,279,244	763,856 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.599%	1/25/37	5,034,830	394,456 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.212%	12/25/32	17,103,580	817,927 (a)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	34,637	5,042
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.635%	8/25/39	$193,680	$195,437 (a)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	496,892	505,344
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	180,597	25,131
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 30 Day Average SOFR + 6.446%)	2.106%	8/25/40	453,249	37,354 (a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	113,096	116,003
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	11.982%	1/25/38	181,589	226,164 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 30 Day Average SOFR + 6.436%)	2.096%	12/25/40	102,592	523 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	20,426	20,945
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	124,088	133,228
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	2.146%	7/25/42	837,188	104,308 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	518,526	10,958
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	122,314	129,085
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	936,860	959,976
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.290%	8/25/44	487,488	31,794 (a)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	2.223%	8/25/44	888,573	52,298 (a)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	2.250%	8/25/44	766,599	46,105 (a)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	4,033,984	522,311
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	3,522,791	710,359
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	1,246,230	1,151,058
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,426,053	1,726,900
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.584%	7/25/49	3,046,669	359,892 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.596%	8/25/49	1,604,036	184,349 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.596%	8/25/49	1,694,386	174,726 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 30 Day Average SOFR + 5.886%)	1.546%	10/25/49	1,569,654	171,545 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 30 Day Average SOFR + 5.886%)	1.546%	10/25/49	3,330,994	357,020 (a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,209,529	726,267
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,501,970	183,680
Federal National Mortgage Association (FNMA) REMIC, 2020-63 KI, IO	2.500%	9/25/50	1,511,009	107,231
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	137,316	23,597
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	1,758,367	277,024
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	946,977	151,806
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	4,996,932	722,594
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	659,930	100,780
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	873,915	117,802
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	7,596,796	1,081,264
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	5,039,635	735,884
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	3,272,942	466,048
Federal National Mortgage Association (FNMA) REMIC, 2021-52 CI, IO	2.500%	12/25/47	8,083,805	1,146,512
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	730,410	100,246
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	$5,062,582	$794,066
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	985,248	149,774
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	766,742	93,778
Federal National Mortgage Association (FNMA) REMIC, 2021-74 IO, IO	2.500%	10/25/51	11,232,660	1,922,007
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	1,842,877	271,800
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	6,886,363	5,019,952
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	747,884	709,340
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	393,808	50,943
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	31,132	4,133
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	42,416	7,056
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	31,704	5,001
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,174,039	199,000
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	16,477	2,585
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	2,255,391	360,310
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	5,372,340	900,482
Federal National Mortgage Association (FNMA) STRIPS, 435 C28, IO	3.500%	9/25/52	1,569,592	284,669
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	4,146,447	940,397
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.766%	10/16/34	247,381	8,823 (a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	2.166%	7/20/37	281,172	17,540 (a)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. Term SOFR + 1.264%)	5.584%	11/20/59	66,068	66,509 (a)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.666%	11/16/34	499,438	3,945 (a)
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. Term SOFR + 5.886%)	1.566%	5/16/40	190,863	12,560 (a)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	5.118%	2/20/60	234,848	235,238 (a)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	1,184	0 (e)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,353,795	24 (a)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. Term SOFR + 6.536%)	2.216%	2/20/41	153,249	11,817 (a)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.569%	11/16/47	7,292,377	140,288 (a)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	1,377,269	47,387
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.980%	9/16/51	1,662,013	27,919 (a)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	724,056	169,757
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.588%	9/16/55	928,922	18,154 (a)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.766%	8/20/44	434,081	49,465 (a)
Government National Mortgage Association (GNMA), 2015-20 PI, IO	3.500%	2/20/45	586,467	96,930
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,627,595	320,527
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	1.616%	4/20/46	1,386,479	163,462 (a)
Government National Mortgage Association (GNMA), 2016-156 PB, PAC	2.000%	11/20/46	5,417,124	3,876,756
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.614%	10/16/58	7,335,773	253,408 (a)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	2,925,770	568,261
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.563%	7/16/58	$423,016	$11,431 (a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,375,246	53,512 (a)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.766%	10/20/48	1,837,370	198,217 (a)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	810,799	770,447
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	582,334	525,643
Government National Mortgage Association (GNMA), 2020-29 JI, IO	0.932%	1/16/60	8,797,586	554,280 (a)
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	1.716%	7/20/47	759,698	100,650 (a)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.666%	3/20/50	5,055,290	685,992 (a)
Government National Mortgage Association (GNMA), 2020-38 IO, IO	0.819%	4/16/62	6,450,509	386,204 (a)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	430,234	82,668
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	183,916	34,598
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	970,790	182,367
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,115,713	207,878
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.168%	4/16/62	11,641,960	932,867 (a)
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.835%	5/16/60	4,458,763	264,309 (a)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	5,762,089	849,438
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	2,088,629	298,946
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	3,941,125	557,763
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	134,067	19,079
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	4,584,591	732,692
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	205,215	29,697
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,028,438	122,359
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	3,668,324	598,676
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. Term SOFR + 0.714%)	5.023%	1/20/70	738,566	739,157 (a)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	1.000%	4/1/70	6,849,655	282,849 (a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	4.923%	7/20/70	48,086	47,587 (a)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	4.873%	7/20/70	678,706	672,131 (a)
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	4,416,838	773,189
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	668,464	662,316
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	1,121,550	826,449
Government National Mortgage Association (GNMA), 2021-15 TQ, IO (-1.000 x 1 mo. Term SOFR + 6.186%)	1.300%	12/20/50	19,153,331	1,184,279 (a)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	2,865,797	2,118,383
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	1,005,193	997,387
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	4,557,476	283,263 (a)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.873%	10/16/62	4,590,852	294,196 (a)
Government National Mortgage Association (GNMA), 2021-97 TI, IO, PAC	3.000%	8/20/50	10,098,243	1,466,775
Government National Mortgage Association (GNMA), 2021-121 CI, IO	3.000%	7/20/51	2,670,624	476,338
Government National Mortgage Association (GNMA), 2021-125 IM, IO	3.000%	7/20/51	7,152,346	1,305,149
Government National Mortgage Association (GNMA), 2021-139 IE, IO	3.500%	8/20/51	2,909,531	556,094
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,351,872	707,725
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	$6,968,813	$1,019,127
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	4,582,758	688,196
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.914%	11/16/63	2,263,481	160,494 (a)
Government National Mortgage Association (GNMA), 2021-216 NI, IO, PAC-1	3.000%	12/20/51	3,900,842	704,008
Government National Mortgage Association (GNMA), 2022-5 LI, IO	3.500%	1/20/52	3,436,837	634,410
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	1,911,210	810,617 (a)
Government National Mortgage Association (GNMA), 2022-86 C	2.250%	10/16/63	800,000	387,376 (a)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	1,200,000	1,083,045
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	6,500,000	4,609,329
Government National Mortgage Association (GNMA), 2022-158 AL	2.100%	8/16/64	5,861,764	4,157,253
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	2,884,942	2,196,496
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,989,615	112,278 (a)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.610%	9/16/63	8,030,169	347,887 (a)
GS Mortgage Securities Corp. II, 2024-70P E	8.367%	3/10/41	2,015,000	2,085,714 (a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.066%	11/15/32	1,070,000	1,074,349 (a)(d)
GS Mortgage Securities Corp. Trust, 2018-SRP5 D (1 mo. Term SOFR + 6.547%)	10.867%	9/15/31	4,450,678	546,805 (a)(d)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	5.384%	10/15/36	360,000	357,522 (a)(d)
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.087%	5/10/52	34,327,424	1,314,400 (a)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.124%	5/12/53	16,889,569	776,827 (a)
GS Mortgage-Backed Securities Trust, 2022-NQM1 B4	4.219%	5/25/62	1,450,490	1,230,462 (a)(d)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.835%	4/25/36	852,972	731,747 (a)(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	387,054
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.193%	5/15/28	2,873,012	2,260,325 (a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.452%	6/13/52	14,870,894	666,577 (a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	11.683%	12/15/36	2,106,000	156 (a)(d)
JPMorgan Mortgage Trust, 2021-14 AX4, IO	0.500%	5/25/52	21,315,089	618,144 (a)(d)
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.333%	5/25/54	35,742,678	705,945 (a)(d)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,106,938	1,054,535 (d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.645%	4/25/46	216,730	195,452 (a)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.857%	11/18/39	1,980,000	1,981,608 (a)(d)
MFA Trust, 2024-RTL3 A1	5.913%	11/25/39	1,170,000	1,176,718 (d)
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.883%	12/15/38	2,000,000	1,905,675 (a)(d)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	4.575%	6/25/36	28,998	5,625 (a)
MSWF Commercial Mortgage Trust, 2023-1 E	4.000%	5/15/56	1,939,000	1,403,730 (d)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.954%	3/25/50	2,250,000	2,357,837 (a)(d)
Multifamily Trust, 2016-1 B	14.060%	4/25/46	568,824	567,865 (a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,950,000	1,287,740 (a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	2,077,000	1,028,903 (a)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	361,499	349,345 (a)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 A2	7.101%	3/25/39	1,250,000	1,265,158 (d)
NRM FHT1 Excess Owner LLC, 2025-FHT1 A	6.545%	3/25/32	925,000	927,570 (d)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
NYMT Loan Trust, 2024-BPL1 A1	7.154%	2/25/29	$1,000,000	$1,012,734 (d)
ONNI Commercial Mortgage Trust, 2024-APT D	6.537%	7/15/39	1,200,000	1,235,608 (a)(d)
RIDE, 2025-SHRE D	6.297%	2/14/47	370,000	375,237 (a)(d)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,140,000	1,133,209 (d)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.670%	1/15/39	1,400,000	1,328,447 (a)(d)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	1,490,000	890,751 (a)(d)
Starwood Retail Property Trust, 2014-STAR C	7.500%	11/15/27	2,324,000	75,530 (a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.795%	7/25/46	61,576	53,561 (a)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. Term SOFR + 0.464%)	4.785%	6/25/35	117,924	103,920 (a)(d)
Verus Securitization Trust, 2022-1 B1	4.007%	1/25/67	400,000	300,217 (a)(d)
Verus Securitization Trust, 2024-1 M1	6.668%	1/25/69	1,650,000	1,661,354 (a)(d)
Verus Securitization Trust, 2024-3 A3	6.845%	4/25/69	582,577	589,609 (d)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	6.188%	6/25/33	13,524	13,572 (a)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	1,370,000	1,269,422
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.499%	4/15/54	12,237,502	788,916 (a)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	280,000	285,511

Total Collateralized Mortgage Obligations (Cost — $221,437,132)				201,347,268
			Face Amount/ Units
Asset-Backed Securities — 17.0%
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.802%	1/15/37	$750,000	760,348 (a)(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/5/49	298,980	293,558 (d)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	2,055,249	1,971,318 (d)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.066%	1/20/38	790,000	799,858 (a)(d)
Bayview Opportunity Master Fund LLC, 2024-CAR1 E (30 Day Average SOFR + 3.600%)	7.940%	12/26/31	938,599	948,001 (a)(d)
Bayview Opportunity Master Fund LLC, 2024-EDU1 D (30 Day Average SOFR + 2.750%)	7.090%	6/25/47	1,535,039	1,568,858 (a)(d)
Blue Stream Issuer LLC, 2024-1A C	8.710%	11/20/54	1,500,000	1,562,789 (d)
CARS-DB7 LP, 2023-1A A1	5.750%	9/15/53	1,184,400	1,193,318 (d)
Castlelake Aircraft Structured Trust, 2021-1A A	3.474%	1/15/46	264,364	255,643 (d)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,271,587	1,199,597 (d)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	217,480	221,012 (a)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	54	27 (a)
Dividend Solar Loans LLC, 2018-1 B	4.290%	7/20/38	464,594	423,193 (d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	600,916	538,469 (d)
ExteNet Issuer LLC, 2024-1A B	6.150%	7/25/54	1,000,000	1,010,376 (d)
Goodgreen Trust, 2020-1A C	5.530%	4/15/55	1,850,102	1,534,298 (d)
Goodgreen Trust, 2021-1A C	5.740%	10/15/56	555,793	463,067 (d)
Goodgreen Trust, 2022-1A C	7.010%	10/15/56	217,798	219,057 (d)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,372,662	913,296 (d)
Hardee’s Funding LLC, 2020-1A A2	3.981%	12/20/50	1,915,000	1,825,452 (d)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.143%	1/20/37	590,000	588,171 (a)(d)
Hertz Vehicle Financing LLC, 2023-4A C	7.510%	3/25/30	1,750,000	1,834,349 (d)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Huntington Bank Auto Credit-Linked Notes, 2024-2 D (30 Day Average SOFR + 4.000%)	8.344%	10/20/32	$1,481,549	$1,489,954 (a)(d)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.834%	3/21/33	1,120,000	1,118,032 (a)(d)
J.G. Wentworth LLC, 2018-1A B	4.700%	10/15/74	1,651,907	1,458,846 (d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	980,581	908,040 (d)
MACH Cayman Ltd., 2019-1 A	3.474%	10/15/39	351,912	338,971 (d)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.200%	1/25/37	800,000	799,626 (a)(d)
MetroNet Infrastructure Issuer LLC, 2024-1A A2	6.230%	4/20/54	1,200,000	1,228,967 (d)
Mosaic Solar Loan Trust, 2023-4A C	8.800%	5/20/53	2,160,000	1,995,814 (d)
Mosaic Solar Loan Trust, 2024-1A B	6.250%	9/20/49	1,054,526	1,020,530 (d)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	879,871	891,897 (d)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.633%	1/20/38	900,000	907,555 (a)(d)
Peace Park CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.212%)	7.505%	10/20/34	475,000	477,339 (a)(d)
Pear LLC, 2021-1 A	2.600%	1/15/34	590,376	584,137 (d)
Pear LLC, 2024-1 A	6.950%	2/15/36	738,900	747,663 (d)
Progress Residential Trust, 2024-SFR1 D	3.750%	2/17/41	1,000,000	933,764 (d)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.935%	3/25/37	1,027,465	802,424 (a)
Renew Financial, 2023-1A A	5.900%	11/20/58	1,458,925	1,457,771 (d)
Renew Financial, 2024-1A M	7.506%	11/20/59	1,288,146	1,284,113 (d)
Renew Financial, 2024-2A B	8.223%	11/20/60	962,167	949,008 (d)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,870,000	1,920,799 (d)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,386,000	1,402,249 (d)
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	830,148	850,551 (d)
Sierra Timeshare Receivables Funding LLC, 2024-2A D	7.480%	6/20/41	1,694,631	1,724,889 (d)
SMB Private Education Loan Trust, 2014-A R	44.229%	9/15/45	22,179	1,067,937 (d)(f)
SMB Private Education Loan Trust, 2015-C R	16.156%	9/18/46	2,751	712,496 (d)(f)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,840,514 (d)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	3,395,134	2,937,327 (d)
SoFi Professional Loan Program LLC, 2017-F R1	55.139%	1/25/41	25,000	188,557 (d)(f)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	2,721,022 (d)
Stonepeak, 2021-1A B	3.821%	2/28/33	1,124,006	1,071,620 (d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.655%	2/25/36	1,350,449	25,155 (a)(d)
Sunnova Hestia Issuer LLC, 2023-GRID1 1A	5.750%	12/20/50	1,975,769	1,999,928 (d)
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	665,303	582,595 (d)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	1,111,651	1,076,420 (d)
TICP CLO Ltd., 2017-7A DR (3 mo. Term SOFR + 3.462%)	7.764%	4/15/33	1,000,000	1,002,622 (a)(d)
Tricon Residential Trust, 2024-SFR4 D	5.350%	11/17/41	1,170,000	1,149,244 (d)
Trinitas CLO Ltd., 2022-19A D1R (3 mo. Term SOFR + 2.950%)	7.243%	10/20/33	830,000	832,408 (a)(d)
VR Funding LLC, 2020-1A B	4.220%	11/15/50	501,511	493,260 (d)
WAVE LLC, 2019-1 A	3.597%	9/15/44	350,723	327,064 (d)

Total Asset-Backed Securities (Cost — $78,452,656)				63,445,163
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 1.7%
Consumer Discretionary — 1.2%
Automobile Components — 0.2%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	$650,000	$603,823 (d)
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp., Senior Notes	6.000%	5/1/29	820,000	814,769 (d)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,200,000	1,187,007 (d)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	820,000	827,995 (d)
Total Hotels, Restaurants & Leisure				2,829,771
Specialty Retail — 0.2%
Lithia Motors Inc., Senior Notes	4.375%	1/15/31	1,000,000	906,778 (d)

Total Consumer Discretionary				4,340,372
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,100,000	1,041,428
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	930,000	845,658 (d)

Total Energy				1,887,086
Total Corporate Bonds & Notes (Cost — $6,239,080)				6,227,458
			Shares
Preferred Stocks — 1.3%
Financials — 1.3%
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		79,062	1,997,106 (a)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		61,325	1,381,039 (a)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		52,662	1,306,018 (a)

Total Preferred Stocks (Cost — $4,498,640)				4,684,163
		Maturity Date	Face Amount
Convertible Bonds & Notes — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Two Harbors Investment Corp., Senior Notes (Cost — $1,549,103)	6.250%	1/15/26	$1,600,000	1,588,000
Total Investments before Short-Term Investments (Cost — $581,087,384)				540,838,291
			Shares
Short-Term Investments — 2.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $8,640,119)	4.315%		8,640,119	8,640,119 (g)(h)
Total Investments — 147.4% (Cost — $589,727,503)				549,478,410
Liabilities in Excess of Other Assets — (47.4)%				(176,646,531)
Total Net Assets — 100.0%				$372,831,879

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

 Western Asset Mortgage Total Return Fund
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2025, the Fund held TBA securities with a total cost of $179,674,707.
(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Value is less than $1.
(f)	Rate shown is the current yield based on income received over the trailing twelve months.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $8,640,119 and the cost was $8,640,119 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	183	6/25	$19,717,934	$19,792,594	$(74,660)
U.S. Treasury 10-Year Notes	149	6/25	16,458,828	16,571,594	(112,766)
Net unrealized depreciation on open futures contracts					$(187,426)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$263,546,239	—	$263,546,239
Collateralized Mortgage Obligations	—	201,347,268	—	201,347,268
Asset-Backed Securities	—	63,445,163	—	63,445,163
Corporate Bonds & Notes	—	6,227,458	—	6,227,458
Preferred Stocks	$4,684,163	—	—	4,684,163
Convertible Bonds & Notes	—	1,588,000	—	1,588,000
Total Long-Term Investments	4,684,163	536,154,128	—	540,838,291
Short-Term Investments†	8,640,119	—	—	8,640,119
Total Investments	$13,324,282	$536,154,128	—	$549,478,410
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$187,426	—	—	$187,426

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,543,954	$29,066,765	29,066,765	$22,970,600	22,970,600

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$52,123	—	$8,640,119

Western Asset Mortgage Total Return Fund 2025 Quarterly Report